Borrowings (Tables)	12 Months Ended
Mar. 31, 2022
Debt Disclosure [Abstract]
Schedule of short-term borrowings
	Maturity	Interest Rate	March 31, 2022	March 31, 2021

Syndicated Loans Tranche A (1)	September 2021*	TIBOR^+0.70%	$-	$58,886,548
Syndicated Loans Tranche B (2)	September 2022	TIBOR+0.70%	40,328,982	-
Tokyo Higashi Shinkin Bank (3)	June 2021 – August 2021*	1.2%	-	5,746,916
Japan Finance Corporation (4)	June 2021*	1.10%	-	26,741
MUFG Bank	May 2021*	0.35%	-	424,598
Total short-term borrowings			$40,328,982	$65,084,803

*	The loans were fully repaid upon maturity.

^	TIBOR is an acronym for the Tokyo Interbank Offered Rate, which is the daily reference rate derived from the interest rate that banks charge to lend funds to other banks in the Japanese interbank market.

(1)	On September 25, 2020, the Company entered into a one-year syndicated loan agreement, which was effective from September 30, 2020, with a consortium of banks, with an aggregate credit line of ¥7.0 billion (approximately $63.2 million). As of March 31, 2021, the Company borrowed an aggregated of ¥6.6 billion (approximately $59.6 million) under the agreement, and the net outstanding balance of this loan was approximately ¥6.5 billion (approximately $58.9 million), net off the unamortized loan service cost of ¥81.7 million (approximately $0.7 million). The syndicated loan is guaranteed by Mr. Kanayama.

(2)	On September 27, 2021, the Company entered into another one-year syndicated loan agreement, which was effective from September 30, 2021, with a consortium of banks, with an aggregate credit line of ¥7.5 billion (approximately $61.6 million). As of March 31, 2022, the Company borrowed an aggregated of ¥5.0 billion (approximately $41.0 million) under the agreement, and the net outstanding balance of this loan was approximately ¥4.9 billion (approximately $40.3 million), net off the unamortized loan service cost of ¥86.6 million ($711,018). The syndicated loan is guaranteed by Mr. Kanayama.

(3)

In connection with the Company’s bank borrowings from Tokyo Higashi Shinkin Bank, the Company pledged a piece of land of 16,165 square feet with a carrying value of ¥340.1 million (approximately $2.8 million) as of March 31, 2021 as collateral to safeguard the loan.

On December 21, 2020, the Company entered into a construction contract with a construction company for the construction of its new distribution center in Koshigaya. The total cost of the contract was approximately ¥511.9 million (approximately $4.2 million) was fully paid in six installments by August 31, 2021. On the same day, the Company entered into a loan agreement with Tokyo Higashi Shinkin Bank to borrow ¥25.6 million (approximately $0.2 million) for eight months with a maturity date of August 31, 2021. On January 29, 2021, the Company entered into a second loan agreement with Tokyo Higashi Shinkin Bank to borrow approximately ¥128.0 million (approximately $1.1 million) for seven months with a maturity date of August 31, 2021. On March 22, 2021, the Company entered into a third loan with Tokyo Higashi Shinkin Bank to borrow approximately ¥153.6 million (approximately $1.3 million) for five months with a maturity date of August 31, 2021. On July 21, 2021, the Company entered into a fourth loan with Tokyo Higashi Shinkin Bank to borrow approximately ¥13.9 million (approximately $0.1 million) for one month with a maturity date of August 31, 2021. All loans are the capital for the construction of this distribution center and bear a fixed interest rate of 1.20%.

(4)	Guaranteed by Mr. Kanayama.

Schedule of long-term borrowings
	Maturity	Interest Rate	March 31, 2022	March 31, 2021

Toei Shinkin Bank (1)	December 2053	1.10%	$2,233,520	$2,535,799
Japan Finance Corporation (2)	May 2022 – April 2025	0.71% - 4.25%	1,975,830	2,742,722
BOT Lease Co., Ltd. (3)	March 2028	TIBOR (3M) + 6.0%	1,641,600	1,806,800
MUFG Bank (4)	March 2028	TIBOR (3M) + 0.8%	6,377,616	-
Messanine Solution No.4 Investment Limited Liability Union (5)	October 2026	9.0% - 10.5%	8,208,000	-
Tokyo Higashi Shinkin Bank	July 2026	2.0%	142,228	-
Total long-term borrowings			$20,578,794	$7,085,321

Current portion of long-term borrowings			$951,045	$645,570

Non-current portion of long-term borrowings			$19,627,749	$6,439,751

(1)	Guaranteed by Mr. Kanayama.

(2)	One of the loans was fully repaid upon during the year ended March 31, 2022.

(3)	The loan bears an interest rate of TIBOR (3M)+6.0% (in the case EBITDA exceeds ¥0) or TIBOR (3M)+0.7% (in the case EBITDA is ¥0 or less).

(4)	In connection with the Company’s bank borrowings from MUFG Bank, the Company pledged a piece of land of 16,165 square feet with a carrying value of ¥340.1 million (approximately $2.8 million) as of March 31, 2022 as collateral to safeguard the loan.

(5)	The loan bears an interest rate of 9.0% from October 13, 2021 to March 31, 2024, and 10.5% from April 1, 2024 to October 30, 2026.

Schedule of future maturities of long-term borrowings
12 months ending March 31,
2023	$951,045
2024	2,517,131
2025	875,531
2026	803,301
2027	11,908,790
Thereafter	3,522,996
Total long-term borrowings	$20,578,794